Long-Term Debt and Finance Liabilities, net (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Long-Term Debt, net - Consolidated statement of financial position

	Borrower	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Devocean Maritime Ltd., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.	46,925	(491)	(266)	551	46,719
(b)	Calypso Shipholding S.A.	23,000	(370)	—	156	22,786
	Total Long-term debt at June 30, 2024	69,925	(861)	(266)	707	69,505
	Less: Current Portion	(6,771)	279	143	(707)	(7,056)
	Long-Term Portion	63,154	(582)	(123)	—	62,449

(c)	Daxos Maritime Limited	2,800	—	—	—	2,800
	Total Financial liabilities at June 30, 2024	2,800	—	—	—	2,800
	Less: Current Portion	(82)	—	—	—	(82)
	Long-Term Portion	2,718	—	—	—	2,718

	Total Long-term debt at December 31,2023	52,620	(624)	(358)	621	52,259
	Less: Current Portion	(6,258)	227	152	(621)	(6,500)
	Long-Term Portion	46,362	(397)	(206)	—	45,759

Long-Term Debt, net - Annual loan principal payments

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.
2025	5,591	1,180
2026	21,834	1,180
2027	2,000	1,180
2028	17,500	1,180
2029 and thereafter	-	18,280
Total	46,925	23,000